United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/15

Date of Reporting Period: Quarter ended 04/30/15

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Aerospace & Defense—0.1%
3,200	[1]	Orbital ATK, Inc.	$234,112
		Agricultural Chemicals—0.8%
9,000		Bunge Ltd.	777,330
948		CF Industries Holdings, Inc.	272,522
200		Graham Holdings Co.	204,586
		TOTAL	1,254,438
		Agricultural Machinery—0.4%
9,100		AGCO Corp.	468,741
2,479		Deere & Co.	224,399
		TOTAL	693,140
		Airline - National—0.9%
21,800	[1]	Jet Blue Airways Corp.	447,554
17,100	[1]	United Continental Holdings, Inc.	1,021,554
		TOTAL	1,469,108
		Airline - Regional—1.6%
12,641		Alaska Air Group, Inc.	809,782
46,285		Southwest Airlines Co.	1,877,320
		TOTAL	2,687,102
		Airlines—0.7%
25,000		Delta Air Lines, Inc.	1,116,000
		AT&T Divestiture—2.4%
33,400		AT&T, Inc.	1,156,976
55,122		Verizon Communications, Inc.	2,780,354
		TOTAL	3,937,330
		Auto Components—0.4%
5,500		Lear Corp.	610,665
		Auto Manufacturing—0.9%
35,900		Ford Motor Co.	567,220
27,900		General Motors Co.	978,174
		TOTAL	1,545,394
		Auto Original Equipment Manufacturers—0.9%
300	[1]	AutoZone, Inc.	201,798
6,130	[1]	O'Reilly Automotive, Inc.	1,335,298
		TOTAL	1,537,096
		Auto Rentals—0.3%
7,800	[1]	Avis Budget Group, Inc.	422,292
		Beverages—0.7%
8,371	[1]	Monster Beverage Co.	1,147,748
		Biotechnology—3.0%
10,629		Amgen, Inc.	1,678,426
3,998	[1]	Biogen, Inc.	1,494,972
13,300		Gilead Sciences, Inc.	1,336,783
6,800	[1]	Isis Pharmaceuticals, Inc.	385,696
		TOTAL	4,895,877
		Building Supply Stores—1.9%
2,387		Home Depot, Inc.	255,361
1

Shares			Value
		COMMON STOCKS—continued
		Building Supply Stores—continued
41,129		Lowe's Cos., Inc.	$2,832,143
		TOTAL	3,087,504
		Cable TV—0.5%
11,900		Viacom, Inc., Class B	826,455
		Chemicals—0.4%
13,993		Mosaic Co./The	615,692
		Clothing Stores—0.5%
22,188		Gap (The), Inc.	879,532
		Commodity Chemicals—0.8%
12,813		LyondellBasell Investment LLC	1,326,402
		Computer Networking—0.3%
20,800		Juniper Networks, Inc.	549,744
		Computer Peripherals—2.0%
34,200		EMC Corp.	920,322
6,400		Lexmark International, Inc., Class A	284,096
19,800		NetApp, Inc.	717,750
10,800		Western Digital Corp.	1,055,592
18,900		Western Union Co.	383,292
		TOTAL	3,361,052
		Computer Services—0.2%
4,100		Global Payments, Inc.	411,148
		Computer Stores—1.4%
10,800		GameStop Corp.	416,232
42,649	[1]	Ingram Micro, Inc., Class A	1,073,049
13,862	[1]	Tech Data Corp.	781,401
		TOTAL	2,270,682
		Computers - High End—1.6%
15,293		IBM Corp.	2,619,538
		Computers - Midrange—1.2%
59,700		Hewlett-Packard Co.	1,968,309
		Construction Machinery—1.1%
6,293		Caterpillar, Inc.	546,736
5,800		Joy Global, Inc.	247,312
35,600		Trinity Industries, Inc.	964,404
		TOTAL	1,758,452
		Consumer Finance—0.3%
25,900		Navient Corp.	506,086
		Contracting—0.2%
8,300	[1]	Jacobs Engineering Group, Inc.	355,738
		Copper—0.5%
32,800		Freeport-McMoRan, Inc.	763,256
		Cosmetics & Toiletries—0.4%
21,400		Avon Products, Inc.	174,838
2,900	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	438,161
		TOTAL	612,999
		Crude Oil & Gas Production—0.2%
22,200		Chesapeake Energy Corp.	350,094
		Defense Aerospace—1.0%
3,307		Boeing Co.	474,025
5,600		General Dynamics Corp.	768,992
2

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—continued
8,100	[1]	Spirit Aerosystems Holdings, Inc., Class A	$412,209
		TOTAL	1,655,226
		Defense Electronics—0.2%
2,900		Rockwell Collins, Inc.	282,257
		Department Stores—2.7%
2,600		Dillards, Inc., Class A	342,134
17,239		Kohl's Corp.	1,235,174
19,048		Macy's, Inc.	1,231,072
20,184		Target Corp.	1,591,105
		TOTAL	4,399,485
		Discount Department Stores—1.2%
5,400		Foot Locker, Inc.	321,030
22,213		Wal-Mart Stores, Inc.	1,733,725
		TOTAL	2,054,755
		Distillers—0.2%
2,654		Constellation Brands, Inc., Class A	307,705
		Diversified Leisure—0.2%
4,109		Royal Caribbean Cruises Ltd.	279,659
		Diversified Oil—0.3%
9,000		Murphy Oil Corp.	428,490
		Diversified Tobacco—0.1%
4,345		Altria Group, Inc.	217,467
		Education & Training Services—0.1%
11,000	[1]	Apollo Group, Inc., Class A	184,635
2,100		DeVry Education Group, Inc.	63,504
		TOTAL	248,139
		Electric Utility—2.9%
24,600		AES Corp.	325,950
7,900		Consolidated Edison Co.	486,245
9,657		Edison International	588,498
14,333		Entergy Corp.	1,106,221
6,204		Exelon Corp.	211,060
15,600		P G & E Corp.	825,552
29,045		Public Service Enterprises Group, Inc.	1,206,529
		TOTAL	4,750,055
		Electrical Equipment—0.5%
12,700		Emerson Electric Co.	747,141
4,200	[1]	Sanmina Corp.	85,386
		TOTAL	832,527
		Electronic Equipment Instruments & Components—3.4%
37,001		Apple, Inc.	4,630,675
15,100		CDW Corp.	578,632
15,800		Jabil Circuit, Inc.	355,816
		TOTAL	5,565,123
		Electronics Stores—0.4%
16,800		Best Buy Co., Inc.	582,120
		Energy Equipment & Services—0.1%
8,200		Superior Energy Services, Inc.	209,100
		Ethical Drugs—1.6%
9,946		Merck & Co., Inc.	592,384
28,400		Pfizer, Inc.	963,612
3

Shares			Value
		COMMON STOCKS—continued
		Ethical Drugs—continued
6,613	[1]	United Therapeutics Corp.	$1,056,030
		TOTAL	2,612,026
		Financial Services—1.1%
28,700	[1]	Ally Financial, Inc.	628,243
7,600		Ameriprise Financial, Inc.	952,128
2,498		Deluxe Corp.	161,745
		TOTAL	1,742,116
		Grocery Chain—1.4%
34,663		Kroger Co.	2,388,627
		Health Care Providers & Services—1.8%
16,733		Anthem, Inc.	2,525,512
5,800	[1]	Quintiles Transnational Holdings, Inc.	382,104
		TOTAL	2,907,616
		Home Products—0.2%
4,600		Tupperware Brands Corp.	307,556
		Hospitals—0.6%
13,400	[1]	HCA, Inc.	991,734
		Hotels—0.5%
5,117		Marriott International, Inc., Class A	409,616
5,200		Wyndham Worldwide Corp.	444,080
		TOTAL	853,696
		Industrial Machinery—1.0%
9,600		Dover Corp.	726,912
8,800		Eaton Corp. PLC	604,824
9,100		Terex Corp.	249,886
		TOTAL	1,581,622
		Integrated Domestic Oil—0.5%
2,467		Hess Corp.	189,712
21,900		Marathon Oil Corp.	681,090
		TOTAL	870,802
		Internet Services—0.3%
6,100		IAC Interactive Corp.	425,902
		Life Insurance—1.2%
15,100		Assured Guaranty Ltd.	392,449
19,373		Prudential Financial, Inc.	1,580,837
		TOTAL	1,973,286
		Major Steel Producer—0.2%
16,400		United States Steel Corp.	393,928
		Medical Supplies—1.0%
7,100		AmerisourceBergen Corp.	811,530
9,070		Cardinal Health, Inc.	764,964
		TOTAL	1,576,494
		Medical Technology—0.2%
2,900	[1]	Edwards Lifesciences Corp.	367,285
		Miscellaneous Components—0.2%
27,428		Vishay Intertechnology, Inc.	347,787
		Miscellaneous Food Products—0.9%
13,800		Archer-Daniels-Midland Co.	674,544
7,300		Fresh Del Monte Produce, Inc.	269,589
4

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Food Products—continued
5,900		Ingredion, Inc.	$468,460
		TOTAL	1,412,593
		Miscellaneous Machinery—0.4%
3,100		Parker-Hannifin Corp.	370,016
3,200		SPX Corp.	246,400
		TOTAL	616,416
		Money Center Bank—4.3%
70,800		Bank of America Corp.	1,127,844
15,700		Bank of New York Mellon Corp.	664,738
13,644		Citigroup, Inc.	727,498
68,154		JPMorgan Chase & Co.	4,311,422
6,850		U.S. Bancorp	293,660
		TOTAL	7,125,162
		Motion Pictures—0.2%
2,838		Walt Disney Co.	308,547
		Multi-Line Insurance—2.7%
16,615		Allstate Corp.	1,157,401
19,411		American International Group, Inc.	1,092,645
11,430		CIGNA Corp.	1,424,635
8,300		Hartford Financial Services Group, Inc.	338,391
7,900		Lincoln National Corp.	446,271
		TOTAL	4,459,343
		Office Electronics—0.2%
29,400		Xerox Corp.	338,100
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	331,076
		Office Supplies—0.2%
4,500		Avery Dennison Corp.	250,155
		Offshore Driller—0.2%
15,800		Nabors Industries Ltd.	263,860
		Oil Gas & Consumable Fuels—0.5%
9,900		Phillips 66	785,169
		Oil Refiner—3.1%
11,600		HollyFrontier Corp.	449,848
15,786		Marathon Petroleum Corp.	1,556,026
7,100		Tesoro Petroleum Corp.	609,393
44,837		Valero Energy Corp.	2,551,225
		TOTAL	5,166,492
		Oil Well Supply—1.1%
11,200	[1]	Cameron International Corp.	613,984
21,445		National-Oilwell, Inc.	1,166,822
		TOTAL	1,780,806
		Other Communications Equipment—0.7%
11,800		Skyworks Solutions, Inc.	1,088,550
		Packaged Foods—0.1%
6,721		ConAgra Foods, Inc.	242,964
		Paint & Related Materials—0.6%
3,819		Sherwin-Williams Co.	1,061,682
		Paper & Forest Products—0.1%
5,600		Domtar, Corp.	242,032
5

Shares			Value
		COMMON STOCKS—continued
		Paper Products—0.3%
10,500		International Paper Co.	$564,060
		Personal & Household—0.2%
5,800		Nu Skin Enterprises, Inc., Class A	327,990
		Personal Loans—0.8%
15,800		Capital One Financial Corp.	1,277,430
		Personnel Agency—0.5%
6,500		Manpower, Inc.	554,645
5,700		Robert Half International, Inc.	316,065
		TOTAL	870,710
		Poultry Products—0.4%
16,900		Pilgrim's Pride Corp.	417,430
4,000		Sanderson Farms, Inc.	300,480
		TOTAL	717,910
		Printing—0.1%
9,700		Donnelley (R.R.) & Sons Co.	180,614
		Property Liability Insurance—3.8%
4,900		Ace Ltd.	524,251
6,354		Everest Re Group Ltd.	1,136,794
10,700		HCC Insurance Holdings, Inc.	609,472
39,885		The Travelers Cos., Inc.	4,032,772
		TOTAL	6,303,289
		Regional Banks—5.5%
31,929		BB&T Corp.	1,222,561
11,000		Comerica, Inc.	521,510
29,600		Fifth Third Bancorp	592,000
17,200		Huntington Bancshares, Inc.	186,792
30,200		KeyCorp	436,390
22,754		PNC Financial Services Group	2,087,225
9,100	[1]	Popular, Inc.	295,113
66,184		Wells Fargo & Co.	3,646,738
		TOTAL	8,988,329
		Restaurant—0.2%
4,800		Darden Restaurants, Inc.	306,096
		Restaurants—0.3%
3,686		Cracker Barrel Old Country Store, Inc.	488,321
		Securities Brokerage—0.2%
1,349		Goldman Sachs Group, Inc.	264,971
		Semiconductor Distribution—1.3%
25,913	[1]	Arrow Electronics, Inc.	1,547,265
14,515		Avnet, Inc.	618,775
		TOTAL	2,166,040
		Semiconductor Manufacturing—0.9%
34,400		Intel Corp.	1,119,720
10,790	[1]	Micron Technology, Inc.	303,523
		TOTAL	1,423,243
		Semiconductor Manufacturing Equipment—0.4%
8,600		Lam Research Corp.	649,988
		Services to Medical Professionals—4.2%
22,878		Aetna, Inc.	2,444,972
4,900	[1]	Express Scripts Holding Co.	423,360
4,549		Humana, Inc.	753,314
6

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
12,037		Quest Diagnostics, Inc.	$859,682
21,569		UnitedHealth Group, Inc.	2,402,787
		TOTAL	6,884,115
		Shipbuilding—0.6%
8,122		Huntington Ingalls Industries, Inc.	1,068,774
		Soft Drinks—1.0%
14,400		Coca-Cola Enterprises, Inc.	639,504
13,800		Dr. Pepper Snapple Group, Inc.	1,029,204
		TOTAL	1,668,708
		Software Packaged/Custom—1.8%
19,200		CA, Inc.	609,984
10,000		Computer Sciences Corp.	644,500
15,100	[1]	Electronic Arts, Inc.	877,159
35,500		Symantec Corp.	884,837
		TOTAL	3,016,480
		Specialty Retailing—3.4%
8,000		Abercrombie & Fitch Co., Class A	179,840
4,700	[1]	AutoNation, Inc.	289,285
8,100	[1]	Bed Bath & Beyond, Inc.	570,726
2,900		Big Lots, Inc.	132,153
38,852		CVS Health Corp.	3,857,615
1,700		Children's Place, Inc./The	103,122
3,800		GNC Holdings, Inc.	163,590
16,300		Staples, Inc.	266,016
		TOTAL	5,562,347
		Telecommunication Equipment & Services—0.8%
29,900		Cisco Systems, Inc.	862,017
22,800		Corning, Inc.	477,204
		TOTAL	1,339,221
		Telephone Utility—1.3%
58,167		CenturyLink, Inc.	2,091,685
		Textiles Apparel & Luxury Goods—0.8%
5,500	[1]	Fossil, Inc.	461,890
7,800		PVH Corp.	806,130
		TOTAL	1,268,020
		Tools and Hardware—0.2%
2,500		Snap-On, Inc.	373,875
		Toys & Games—0.4%
2,744		Hasbro, Inc.	194,248
15,700		Mattel, Inc.	442,112
		TOTAL	636,360
		Truck Manufacturing—0.9%
2,773		Cummins, Inc.	383,395
6,600		OshKosh Truck Corp.	355,344
11,800		PACCAR, Inc.	771,130
		TOTAL	1,509,869
		Undesignated Consumer Cyclicals—0.2%
8,300	[1]	Herbalife Ltd.	344,616
7

Shares			Value
		COMMON STOCKS—continued
		Uniforms—0.3%
6,300		Cintas Corp.	$503,685
		TOTAL COMMON STOCKS (IDENTIFIED COST $137,469,689)	161,235,263
		INVESTMENT COMPANY—1.9%
3,142,744	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	3,142,744
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $140,612,433)[4]	164,378,007
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	179,460
		TOTAL NET ASSETS—100%	$164,557,467
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2015, the cost of investments for federal tax purposes was $140,612,433. The net unrealized appreciation of investments for federal tax purposes was $23,765,574. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,021,785 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,256,211.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
8

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
9
Federated MDT Balanced Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—50.0%
		Aerospace & Defense—0.9%
2,000		General Dynamics Corp.	$274,640
3,466		Huntington Ingalls Industries, Inc.	456,091
2,137		Northrop Grumman Corp.	329,183
1,100		Rockwell Collins	107,063
4,000	[1]	Spirit Aerosystems Holdings, Inc., Class A	203,560
		TOTAL	1,370,537
		Airlines—1.5%
6,600		Alaska Air Group, Inc.	422,796
11,400		Delta Air Lines, Inc.	508,896
16,269		Southwest Airlines Co.	659,871
9,800	[1]	United Continental Holdings, Inc.	585,452
		TOTAL	2,177,015
		Auto Components—0.4%
7,100		Goodyear Tire & Rubber Co.	201,392
3,300		Lear Corp.	366,399
		TOTAL	567,791
		Automobiles—0.4%
19,700		Ford Motor Co.	311,260
10,000		General Motors Co.	350,600
		TOTAL	661,860
		Banks—4.2%
12,700		BB&T Corp.	486,283
37,800		Bank of America Corp.	602,154
5,230		Citigroup, Inc.	278,864
5,200		Comerica, Inc.	246,532
20,900		Fifth Third Bancorp	418,000
13,300		Huntington Bancshares, Inc.	144,438
27,810		JPMorgan Chase & Co.	1,759,260
21,000		KeyCorp	303,450
9,494		PNC Financial Services Group	870,885
6,300	[1]	Popular, Inc.	204,309
5,000		U.S. Bancorp	214,350
11,515		Wells Fargo & Co.	634,476
2,400		Zions Bancorp	68,004
		TOTAL	6,231,005
		Beverages—0.8%
7,500		Coca-Cola Enterprises, Inc.	333,075
5,000		Dr. Pepper Snapple Group, Inc.	372,900
3,666	[1]	Monster Beverage Corp.	502,645
		TOTAL	1,208,620
		Biotechnology—1.8%
5,110		Amgen, Inc.	806,920
1,400	[1]	Biogen, Inc.	523,502
5,900		Gilead Sciences, Inc.	593,009
3,300	[1]	Isis Pharmaceuticals, Inc.	187,176

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Biotechnology—continued
3,300	[1]	United Therapeutics Corp.	$526,977
		TOTAL	2,637,584
		Building Products—0.0%
1,101		Smith (A.O.) Corp.	70,354
		Capital Markets—0.6%
4,100		Ameriprise Financial, Inc.	513,648
370		Goldman Sachs Group, Inc.	72,676
6,159		The Bank of New York Mellon Corp.	260,772
		TOTAL	847,096
		Chemicals—0.7%
465		CF Industries Holdings, Inc.	133,673
4,417		LyondellBasell Industries NV - Class - A	457,248
6,208		Mosaic Co./The	273,152
1,600		Scotts Co.	103,216
		TOTAL	967,289
		Commercial Services—0.4%
2,300		Cintas Corp.	183,885
7,600		Donnelley (R.R.) & Sons Co.	141,512
10,000		Pitney Bowes, Inc.	223,700
		TOTAL	549,097
		Communications Equipment—0.5%
17,163		Cisco Systems, Inc.	494,809
8,200		Juniper Networks, Inc.	216,726
		TOTAL	711,535
		Construction & Engineering—0.1%
4,000	[1]	Jacobs Engineering Group, Inc.	171,440
		Consumer Finance—0.7%
8,000	[1]	Ally Financial, Inc.	175,120
7,181		Capital One Financial Corp.	580,584
11,100		Navient Corp.	216,894
		TOTAL	972,598
		Containers & Packaging—0.1%
2,800		Avery Dennison Corp.	155,652
		Diversified Consumer Services—0.3%
8,100	[1]	Apollo Education Group, Inc.	135,959
1,500		DeVry Education Group, Inc.	45,360
300		Graham Holdings, Co.	306,879
		TOTAL	488,198
		Diversified Financial Services—0.0%
1,651		Voya Financial, Inc.	69,903
		Diversified Telecommunication Services—2.0%
19,300		AT&T, Inc.	668,552
24,859		CenturyLink, Inc.	893,930
27,060		Verizon Communications	1,364,906
		TOTAL	2,927,388
		Electric Utilities—0.4%
1,087		Edison International	66,242
5,738		Entergy Corp.	442,859

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electric Utilities—continued
2,621		Exelon Corp.	$89,166
		TOTAL	598,267
		Electrical Equipment—0.4%
900		Acuity Brands, Inc., Holding Company	150,255
2,534		Eaton Corp PLC	174,162
3,653		Emerson Electric Co.	214,906
		TOTAL	539,323
		Electronic Equipment Instruments & Components—1.7%
12,400	[1]	Arrow Electronics, Inc.	740,404
7,100		Avnet, Inc.	302,673
5,300		CDW Corp.	203,096
1,900	[1]	Insight Enterprises, Inc.	54,378
9,200		Jabil Circuit, Inc.	207,184
7,000	[1]	Sanmina Corp.	142,310
11,300	[1]	Tech Data Corp.	636,981
22,000		Vishay Intertechnology, Inc.	278,960
		TOTAL	2,565,986
		Energy Equipment & Services—0.6%
7,000	[1]	Cameron International Corp.	383,740
8,043		National-Oilwell, Inc.	437,620
		TOTAL	821,360
		Food & Staples Retailing—1.9%
14,632		CVS Health Corp.	1,452,811
13,541		Kroger Co.	933,111
5,305		Wal-Mart Stores, Inc.	414,055
		TOTAL	2,799,977
		Food Products—1.1%
9,300		Archer-Daniels-Midland Co.	454,584
3,100		Bunge Ltd.	267,747
2,826		ConAgra Foods, Inc.	102,160
4,289		Fresh Del Monte Produce, Inc.	158,393
3,700		Ingredion, Inc.	293,780
8,300		Pilgrims Pride Corp.	205,010
2,100		Sanderson Farms, Inc.	157,752
		TOTAL	1,639,426
		Health Care Equipment & Supplies—0.1%
1,081	[1]	Abiomed, Inc.	68,341
4,300	[1]	Boston Scientific Corp.	76,626
		TOTAL	144,967
		Health Care Providers & Services—4.0%
10,567		Aetna, Inc.	1,129,295
2,600		AmerisourceBergen Corp.	297,180
7,437		Anthem, Inc.	1,122,466
4,167		CIGNA Corp.	519,375
5,244		Cardinal Health, Inc.	442,279
2,500	[1]	Express Scripts Holding Co.	216,000
4,600	[1]	HCA Holdings, Inc.	340,446
1,679		Humana, Inc.	278,042
5,568		Quest Diagnostics, Inc.	397,667

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care Providers & Services—continued
10,332	UnitedHealth Group, Inc.	$1,150,985
	TOTAL	5,893,735
	Home Products—0.1%
2,600	Tupperware Brands Corp.	173,836
	Hotels Restaurants & Leisure—0.2%
2,988	Marriott International, Inc., Class A	239,189
	Independent Power and Renewable Electricity Producers—0.1%
15,600	AES Corp.	206,700
	Industrial Machinery—0.4%
3,470	Dover Corp.	262,748
2,100	SPX Corp.	161,700
1,000	Snap-On, Inc.	149,550
	TOTAL	573,998
	Insurance—3.4%
3,055	Ace, Ltd.	326,854
6,489	Allstate Corp.	452,024
8,150	American International Group, Inc.	458,763
1,700	Chubb Corp.	167,195
2,571	Everest Re Group Ltd.	459,978
7,400	HCC Insurance Holdings, Inc.	421,504
3,000	Lincoln National Corp.	169,470
8,142	Prudential Financial	664,387
1,900	StanCorp Financial Group, Inc.	136,952
17,051	The Travelers Cos, Inc.	1,724,027
	TOTAL	4,981,154
	Internet & Catalog Retail—0.1%
1,300	HSN, Inc.	81,146
	Internet Software & Services—0.1%
3,000	IAC Interactive Corp.	209,460
	IT Services—0.6%
5,400	Computer Sciences Corp.	348,030
2,400	Global Payments, Inc.	240,672
10,000	Western Union Co.	202,800
14,300	Xerox Corp.	164,450
	TOTAL	955,952
	Life Insurance—0.0%
2,520	Assured Guaranty Ltd.	65,495
	Machinery—1.3%
4,100	AGCO Corp.	211,191
1,514	Caterpillar, Inc.	131,536
917	Cummins, Inc.	126,785
1,175	Deere & Co.	106,361
3,000	Joy Global, Inc.	127,920
3,100	OshKosh Truck Corp.	166,904
6,068	PACCAR, Inc.	396,544
6,200	Terex Corp.	170,252
15,300	Trinity Industries, Inc.	414,477
	TOTAL	1,851,970

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Media—0.2%
4,400		Viacom, Inc., Class B - New	$305,580
		Metals & Mining—0.3%
11,116		Freeport-McMoRan, Inc.	258,669
7,500		United States Steel Corp.	180,150
		TOTAL	438,819
		Multi-Utilities—0.6%
1,413		Consolidated Edison Co.	86,970
7,500		P G & E Corp.	396,900
10,067		Public Service Enterprises Group, Inc.	418,183
		TOTAL	902,053
		Multiline Retail—1.4%
2,400		Big Lots, Inc.	109,368
6,759		Kohl's Corp.	484,282
9,492		Macy's, Inc.	613,468
10,743		Target Corp.	846,871
		TOTAL	2,053,989
		Oil Gas & Consumable Fuels—2.3%
13,500		Chesapeake Energy Corp.	212,895
1,405		Hess Corp.	108,045
5,300		HollyFrontier Corp.	205,534
10,800		Marathon Oil Corp.	335,880
6,095		Marathon Petroleum Corp.	600,784
5,400		Murphy Oil Corp.	257,094
4,700		Phillips 66	372,757
3,000		Tesoro Petroleum Corp.	257,490
17,846		Valero Energy Corp.	1,015,437
		TOTAL	3,365,916
		Paper & Forest Products—0.3%
3,600		Domtar Corp.	155,592
5,300		International Paper Co.	284,716
		TOTAL	440,308
		Personal Products—0.3%
9,700		Avon Products, Inc.	79,249
5,400	[1]	Herbalife Ltd.	224,208
3,147		Nu Skin Enterprises, Inc.	177,963
		TOTAL	481,420
		Pharmaceuticals—0.4%
2,200	[1]	Lannett Co., Inc.	126,500
4,227		Merck & Co., Inc.	251,760
6,254		Pfizer, Inc.	212,198
		TOTAL	590,458
		Professional Services—0.3%
3,500		Manpower Group, Inc.	298,655
3,000		Robert Half International, Inc.	166,350
		TOTAL	465,005
		Real Estate Investment Trusts—3.0%
1,400		American Tower Corp.	132,342
2,450		Avalonbay Communities, Inc.	402,633
1,200		Boston Properties, Inc.	158,772

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate Investment Trusts—continued
9,000		CubeSmart, REIT	$207,630
2,000		Essex Property Trust, Inc.	443,900
3,500		Extra Space Storage, Inc.	230,755
11,000		General Growth Properties, Inc.	301,400
5,000		Kilroy Realty Corp.	354,950
7,725		Kite Realty Group Trust	202,395
8,000		LaSalle Hotel Properties	293,520
7,500		Pebblebrook Hotel Trust	322,050
3,000		Plum Creek Timber Co., Inc.	126,600
2,600		Regency Centers Corp.	163,228
2,800		Simon Property Group, Inc.	508,172
21,000	[1]	Strategic Hotels & Resorts, Inc.	245,700
9,586		Sunstone Hotel Investors, Inc.	149,350
2,000		Vornado Realty Trust	206,980
		TOTAL	4,450,377
		Restaurants—0.2%
1,528		Cracker Barrel Old Country Store, Inc.	202,429
2,300		Darden Restaurants, Inc.	146,671
		TOTAL	349,100
		Semiconductors & Semiconductor Equipment—0.9%
14,400		Intel Corp.	468,720
3,700		Lam Research Corp.	279,646
6,256		Skyworks Solutions, Inc.	577,116
		TOTAL	1,325,482
		Software—0.8%
14,300		CA, Inc.	454,311
4,500	[1]	Electronic Arts, Inc.	261,405
16,000		Symantec Corp.	398,800
		TOTAL	1,114,516
		Specialty Chemicals—0.3%
1,465		Sherwin-Williams Co.	407,270
		Specialty Retail—3.0%
5,200		Abercrombie & Fitch Co., Class A	116,896
1,800	[1]	AutoNation, Inc.	110,790
397	[1]	AutoZone, Inc.	267,046
7,100		Best Buy Co., Inc.	246,015
1,200		Children's Place, Inc./The	72,792
4,700		Foot Locker, Inc.	279,415
7,400		GameStop Corp.	285,196
9,845		Gap (The), Inc.	390,256
3,800		Guess ?, Inc.	69,578
18,186		Lowe's Cos., Inc.	1,252,288
2,669	[1]	O'Reilly Automotive, Inc.	581,388
2,300		Rent-A-Center, Inc.	68,080
710		Ross Stores, Inc.	70,205
3,900	[1]	Sally Beauty Holdings, Inc.	121,719
13,300		Staples, Inc.	217,056
1,400	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	211,526
		TOTAL	4,360,246

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—3.3%
15,278		Apple, Inc.	$1,912,042
10,300		EMC Corp. Mass	277,173
23,300		Hewlett-Packard Co.	768,201
6,325		International Business Machines Corp.	1,083,409
2,800		Lexmark International, Inc.	124,292
8,700		NetApp, Inc.	315,375
3,800		Western Digital Corp.	371,412
		TOTAL	4,851,904
		Textiles Apparel & Luxury Goods—0.4%
3,200		PVH Corp.	330,720
3,200	[1]	Skechers USA, Inc., Class A	287,744
		TOTAL	618,464
		Tobacco—0.1%
2,091		Altria Group, Inc.	104,655
		TOTAL COMMON STOCKS (IDENTIFIED COST $62,884,596)	73,752,465
		ASSET-BACKED SECURITIES—1.5%
		Auto Receivables—0.4%
300,000		BMW Vehicle Trust 2014-1, A4, 0.990%, 08/21/2017	300,486
250,000		Bank of America Credit Card Trust 2014-A2, A, 0.444%, 09/16/2019	250,098
24,239		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 08/25/2032	27,170
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019	25,038
		TOTAL	602,792
		Credit Card—0.8%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, B3, 01/18/2022	351,417
250,000		Citibank Credit Card Issuance Trust 2014-A2, A2, 1.020%, 02/22/2019	250,214
300,000		Discover Card Master Trust I 2012—B3, B3, 0.631%, 05/15/2018	300,179
300,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.580%, 03/18/2019	300,130
		TOTAL	1,201,940
		Other—0.3%
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.670%, 06/20/2017	400,114
100,000		Navient Student Loan Trust 2014-1, A2, 0.491%, 03/27/2023	99,958
		TOTAL	500,072
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,300,737)	2,304,804
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Commercial Mortgage—1.8%
964	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.744%, 3/25/2031	993
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	206,059
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	75,548
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	137,309
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 4.100%, 6/10/2046	210,568
200,000		Commercial Mortgage Trust 2014-LC17 B, 4.490%, 10/10/2047	216,754
300,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	312,457
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.742%, 11/25/2045	205,411
3,097		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	3,400
5,644		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	6,305
10,380		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	11,744
13,387		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	14,919
296		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	303

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$2,528		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	$2,662
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	108,458
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	148,656
9,934		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	11,186
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.475%, 2/12/2051	111,265
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.287%, 12/12/2049	54,711
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	106,249
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	155,952
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	27,540
300,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	320,524
150,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	159,572
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,524,693)	2,608,545
		CORPORATE BONDS—12.2%
		Basic Industry - Chemicals—0.1%
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,335
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	39,427
70,000		RPM International, Inc., 6.500%, 02/15/2018	77,959
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,800
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	24,308
		TOTAL	184,829
		Basic Industry - Metals & Mining—0.8%
50,000		Alcan, Inc., 5.000%, 06/01/2015	50,165
100,000		Alcoa, Inc., 5.870%, 02/23/2022	111,499
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	95,600
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,041
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	96,559
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	110,375
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	63,337
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	43,373
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	19,216
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	100,093
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	97,622
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	152,203
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	21,800
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	182,739
		TOTAL	1,158,622
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,819
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,667
		TOTAL	31,486
		Capital Goods - Aerospace & Defense—0.2%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	50,633
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	227,352
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,185
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,423
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	53,167
		TOTAL	363,760
		Capital Goods - Building Materials—0.0%
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	16,363

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	$45,527
		Capital Goods - Diversified Manufacturing—0.4%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	15,209
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,447
60,000		Dover Corp., Note, 5.450%, 03/15/2018	66,517
30,000		Emerson Electric Co., 4.875%, 10/15/2019	33,768
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	207,604
80,000		Hubbell, Inc., 5.950%, 06/01/2018	90,001
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	55,239
$40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2/15/2067	36,200
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,795
		TOTAL	538,780
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	96,484
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	46,518
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,428
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,721
		TOTAL	67,667
		Communications - Cable & Satellite—0.1%
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	103,155
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	35,265
		TOTAL	138,420
		Communications - Media & Entertainment—0.5%
75,000		21st Century Fox America, 8.00%, 10/17/2016	82,496
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	87,933
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,379
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	28,500
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,988
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	102,983
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,559
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,530
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	101,024
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	173,815
		TOTAL	684,207
		Communications - Telecom Wireless—0.3%
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	103,732
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	53,550
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	104,736
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	102,102
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	31,226
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	96,339
		TOTAL	491,685
		Communications - Telecom Wirelines—0.2%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 3/15/2042	10,100
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	95,447
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	197,927
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	69,596
		TOTAL	373,070

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—0.5%
$175,000		American Honda Finance Co, Series MTN, 0.447%, 7/14/2017	$174,888
175,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	177,712
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,507
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	104,858
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,538
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,292
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	103,170
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 4/03/2018	67,982
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,657
		TOTAL	695,604
		Consumer Cyclical - Leisure—0.1%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	223,709
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	30,124
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,565
		TOTAL	81,689
		Consumer Cyclical - Retailers—0.4%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	53,118
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	247,891
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	11,163
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	36,912
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	323,873
		TOTAL	672,957
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	73,106
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,785
		TOTAL	85,891
		Consumer Non-Cyclical - Food/Beverage—0.8%
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	104,624
37,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	36,363
116,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	113,900
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	199,781
25,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	26,831
150,000		PepsiCo, Inc., 2.750%, 4/30/2025	147,478
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	22,626
130,000		Sysco Corp., Sr. Unsecd. Note, 3.500%, 10/02/2024	133,852
250,000		Sysco Corp., Sr. Unsecd. Note, 4.500%, 10/02/2044	259,150
30,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.800%, 9/01/2016	30,486
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	54,586
		TOTAL	1,129,677
		Consumer Non-Cyclical - Health Care—0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	51,689
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,347
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	69,875
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,636
		TOTAL	143,547
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,184
300,000		Eli Lilly & Co., 3.700%, 3/01/2045	290,602

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	$34,937
		TOTAL	335,723
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,146
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	30,640
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	31,802
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	33,801
		TOTAL	96,243
		Energy - Independent—0.2%
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,395
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	26,433
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	106,236
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	89,255
		TOTAL	256,319
		Energy - Integrated—0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,161
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,220
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	76,072
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	108,473
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	80,265
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	48,240
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	54,432
		TOTAL	419,863
		Energy - Midstream—0.5%
100,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 3/15/2025	100,274
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	80,400
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,229
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	140,521
100,000		Kinder Morgan, Inc., 5.05%, 2/15/2046	94,228
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,127
200,000		Williams Partners LP, 5.100%, 9/15/2045	188,574
40,000		Williams Partners LP, 5.250%, 03/15/2020	44,306
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,680
		TOTAL	710,339
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,309
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	19,909
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	50,212
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	15,129
		TOTAL	100,559
		Energy - Refining—0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,265
30,000		Valero Energy Corp., 7.500%, 04/15/2032	38,310
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,510
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	116,412
		TOTAL	179,497
		Financial Institution - Banking—2.8%
74,000		American Express Co., 2.650%, 12/02/2022	72,970

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	$51,316
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	41,324
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,631
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	112,225
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	197,636
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	50,114
250,000		Branch Banking & Trust Co., Sub. Note, 3.800%, 10/30/2026	260,821
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	248,201
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,038
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	28,718
30,000		Comerica, Inc., 3.800%, 7/22/2026	30,011
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	40,682
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,444
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,414
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	283,008
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	31,279
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	33,616
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	189,955
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	56,839
200,000		HSBC Holdings PLC, Sub. Note, 5.250%, 03/14/2044	223,121
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	250,447
175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.850%, 02/01/2044	194,247
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	399,845
250,000		Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 7/25/2017	249,285
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	69,043
150,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	194,497
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	179,886
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,172
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	101,200
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.750%, 2/01/2018	33,478
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	78,654
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	117,095
		TOTAL	4,133,212
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	87,697
40,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	39,903
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	142,523
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,856
		TOTAL	284,979
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, 3.100%, 1/09/2023	31,110
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,415
		Financial Institution - Insurance - Life—0.9%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	211,513
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	13,471
25,000		American International Group, Inc., 4.500%, 7/16/2044	25,785
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	37,722
150,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	193,406

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	$10,779
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,800
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	260,962
250,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/01/2045	246,032
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	21,932
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,954
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,170
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	173,740
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	62,136
		TOTAL	1,294,402
		Financial Institution - Insurance - P&C—0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	90,121
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,082
75,000		CNA Financial Corp., 6.500%, 08/15/2016	80,097
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	35,967
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	22,584
100,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 8/01/2044	104,519
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	102,510
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	51,437
		TOTAL	488,317
		Financial Institution - REIT - Apartment—0.0%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,039
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,882
		TOTAL	30,921
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	46,480
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	49,776
		TOTAL	96,256
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	51,086
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	53,581
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	63,687
		TOTAL	168,354
		Financial Institution - REIT - Other—0.1%
75,000		Liberty Property LP, 6.625%, 10/01/2017	83,318
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,826
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	77,790
		TOTAL	212,934
		Financial Institution - REIT - Retail—0.1%
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	21,842
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	22,071
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,784
		TOTAL	78,697
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	33,041
		Technology—0.3%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,770
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,798
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	29,260

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	$62,444
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	21,398
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	100,839
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,672
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	21,155
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	10,463
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,398
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,916
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,576
		TOTAL	383,689
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	138,895
		Transportation - Railroads—0.1%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	61,761
30,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.000%, 05/15/2023	29,504
		TOTAL	91,265
		Transportation - Services—0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	100,499
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,878
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,855
		TOTAL	183,232
		Utility - Electric—0.5%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	87,603
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,904
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	82,720
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	105,004
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	11,103
14,571	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	15,297
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.00%, 3/01/2032	36,461
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	51,108
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	88,920
25,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	26,807
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	79,376
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	59,457
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,281
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	43,075
		TOTAL	704,116
		Utility - Natural Gas—0.2%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	24,621
100,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	103,387
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	52,383
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	42,658
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	65,919
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	58,330
		TOTAL	347,298
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,146,218)	18,092,796

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
$2,324		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016 (IDENTIFIED COST $2,411)	$2,418
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	87,151
		U.S. TREASURY—2.0%
9,966		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	10,011
355,468		U.S. Treasury Inflation-Protected Bond, Series TIPS of , 1.375%, 2/15/2044	413,137
414,764		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	419,884
172,968	[5]	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	174,076
100,000		United States Treasury Bond, 2.500%, 2/15/2045	95,000
800,000		United States Treasury Note, 1.375%, 3/31/2020	797,539
300,000		United States Treasury Note, 1.625%, 12/31/2019	303,056
210,000		United States Treasury Note, 2.250%, 11/15/2024	213,863
400,000		United States Treasury Note, 2.375%, 8/15/2024	412,067
100,000		United States Treasury Note, 3.500%, 5/15/2020	109,860
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,926,590)	2,948,493
		EXCHANGE-TRADED FUNDS—13.9%
20,000		iShares Core MSCI Emerging Markets ETF	1,036,800
100,000		iShares Currency Hedged MSCI EAFE ETF	2,803,000
250,500		iShares MSCI EAFE ETF	16,660,755
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $20,099,928)	20,500,555
		INVESTMENT COMPANIES—18.3%[6]
38,426		Emerging Markets Fixed Income Core Fund	1,373,479
1,316,181		Federated Mortgage Core Portfolio	13,174,968
5,118,982	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	5,118,982
239,654		Federated Project and Trade Finance Core Fund	2,250,354
796,946		High Yield Bond Portfolio	5,140,298
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,344,969)	27,058,081
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $135,300,142)[8]	147,355,308
		OTHER ASSETS AND LIABILITIES - NET—0.2%[9]	189,190
		TOTAL NET ASSETS—100%	$147,544,498
At April 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	61	$13,375,203	June 2015	$33,941
[1]United States Treasury Note 5-Year Short Futures	34	$4,084,516	June 2015	$(37,531)
[1]United States Treasury Note 10-Year Short Futures	27	$3,466,125	June 2015	$(7,375)
[1]United States Treasury Ultra Bond Short Futures	2	$329,000	June 2015	$4,058
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(6,907)
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,501,078 and $8,483,039, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $2,709,331, which represented 1.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $2,485,622, which represented 1.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	3/24/2010	$200,000	$223,709
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	At April 30, 2015, the cost of investments for federal tax purposes was $135,300,429. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,054,879. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,273,943 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,219,064.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$71,681,818	$—	$—	$71,681,818
International	2,070,647	—	—	2,070,647
Debt Securities:
Asset-Backed Securities	—	2,304,804	—	2,304,804
Collateralized Mortgage Obligations	—	2,608,545	—	2,608,545
Corporate Bonds	—	18,092,796	—	18,092,796
Mortgage-Backed Security	—	2,418	—	2,418
Municipal Bond	—	87,151	—	87,151
U.S. Treasury	—	2,948,493	—	2,948,493
Exchange-Traded Funds	20,500,555	—	—	20,500,555
Investment Companies[1]	5,118,982	21,939,099[2]	—	27,058,081
TOTAL SECURITIES	$99,372,002	$47,983,306	$—	$147,355,308
OTHER FINANCIAL INSTRUMENTS[3]	$(6,907)	$—	$—	$(6,907)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available, and with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed will be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $19,600,556 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used througout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
TIPS	—Treasury Inflation-Protected Notes
18
Federated MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.5%
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	$518,338
		Agricultural Machinery—0.8%
7,982		Deere & Co.	722,531
		Air Freight & Logistics—0.2%
1,176		FedEx Corp.	199,414
		Airline - National—1.1%
17,327	[1]	United Continental Holdings, Inc.	1,035,115
		Airline - Regional—2.2%
11,776		Alaska Air Group, Inc.	754,370
32,960		Southwest Airlines Co.	1,336,858
		TOTAL	2,091,228
		Airlines—0.7%
1,100		Copa Holdings SA, Class A	121,979
12,500		Delta Air Lines, Inc.	558,000
		TOTAL	679,979
		Apparel—0.2%
1,695		Carter's, Inc.	169,263
600		L Brands, Inc.	53,616
		TOTAL	222,879
		AT&T Divestiture—2.5%
46,941		Verizon Communications, Inc.	2,367,704
		Auto Components—0.4%
14,600		Goodyear Tire & Rubber Co.	414,129
		Auto Manufacturing—0.4%
25,317		Ford Motor Co.	400,009
		Auto Original Equipment Manufacturers—2.1%
1,037	[1]	AutoZone, Inc.	697,548
2,625		Lear Corp.	291,454
4,542	[1]	O'Reilly Automotive, Inc.	989,384
		TOTAL	1,978,386
		Auto Part Replacement—0.5%
4,773		Genuine Parts Co.	428,854
		Auto Rentals—0.3%
2,600	[1]	United Rentals, Inc.	251,108
		Baking—0.3%
12,348		Flowers Foods, Inc.	275,854
		Beverages—1.3%
8,613	[1]	Monster Beverage Co.	1,180,928
		Biotechnology—5.9%
14,519		Amgen, Inc.	2,292,695
4,217	[1]	Biogen, Inc.	1,576,863
1,100	[1]	BioMarin Pharmaceutical, Inc.	123,255
9,111		Gilead Sciences, Inc.	915,747
1,000	[1]	Illumina, Inc.	184,250
5,900	[1]	Myriad Genetics, Inc.	194,877
1

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
500	[1]	Regeneron Pharmaceuticals, Inc.	$228,730
		TOTAL	5,516,417
		Broadcasting—0.5%
2,500		CBS Corp., Class B	155,325
9,100	[1]	Discovery Communications, Inc.	294,476
		TOTAL	449,801
		Building Supply Stores—0.3%
2,723		Home Depot, Inc.	291,307
		Cable TV—0.9%
12,465		Viacom, Inc., Class B	865,694
		Capital Markets—0.2%
4,000		Lazard Ltd., Class A	212,120
		Chemicals—1.4%
12,163		LyondellBasell Investment LLC	1,259,114
		Clothing Stores—1.7%
23,255		Gap (The), Inc.	921,828
5,600		Hanesbrands, Inc.	174,048
3,316		Ross Stores, Inc.	327,886
4,300	[1]	Urban Outfitters, Inc.	172,172
		TOTAL	1,595,934
		Commodity Chemicals—0.4%
8,047		RPM International, Inc.	382,554
		Computer Services—0.6%
1,394	[1]	Fiserv, Inc.	108,174
4,500		Global Payments, Inc.	451,260
		TOTAL	559,434
		Computers - High End—2.6%
14,292		IBM Corp.	2,448,077
		Computers - Low End—6.9%
51,688		Apple, Inc.	6,468,753
		Construction & Engineering—0.3%
5,300		Chicago Bridge & Iron Co., N.V.	252,545
		Construction Machinery—0.7%
3,120		Caterpillar, Inc.	271,066
8,900		Joy Global, Inc.	379,496
		TOTAL	650,562
		Cosmetics & Toiletries—0.7%
15,906		Avon Products, Inc.	129,952
5,600	[1]	Sally Beauty Holdings, Inc.	174,776
2,400	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	362,616
		TOTAL	667,344
		Crude Oil & Gas Production—0.3%
6,083	[1]	Newfield Exploration Co.	238,697
		Defense Aerospace—0.6%
1,400		Boeing Co.	200,676
7,742	[1]	Spirit Aerosystems Holdings, Inc., Class A	393,990
		TOTAL	594,666
		Defense Electronics—0.2%
1,600		Rockwell Collins, Inc.	155,728
2

Shares			Value
		COMMON STOCKS—continued
		Department Stores—1.1%
2,000		Dillards, Inc., Class A	$263,180
9,900		Target Corp.	780,417
		TOTAL	1,043,597
		Discount Department Stores—1.0%
11,832		Wal-Mart Stores, Inc.	923,488
		Distillers—0.5%
4,100		Constellation Brands, Inc., Class A	475,354
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	136,080
		Diversified Financial Services—0.4%
1,600		Intercontinental Exchange, Inc.	359,248
		Diversified Tobacco—0.4%
7,300		Altria Group, Inc.	365,365
		Education & Training Services—0.1%
5,400	[1]	Apollo Group, Inc., Class A	90,639
		Electrical - Radio & TV—0.3%
2,400		Harman International Industries, Inc.	312,912
		Electrical Equipment—0.8%
11,500		Emerson Electric Co.	676,545
1,475		Smith (A.O.) Corp.	94,253
		TOTAL	770,798
		Electronic Equipment Instruments & Components—0.5%
11,200		CDW Corp.	429,184
		Ethical Drugs—1.1%
6,305	[1]	United Therapeutics Corp.	1,006,845
		Financial Services—1.5%
14,400	[1]	Ally Financial, Inc.	315,216
3,600		American Express Co.	278,820
4,046	[1]	Verifone Systems, Inc.	144,726
30,837		Western Union Co.	625,374
		TOTAL	1,364,136
		Grocery Chain—2.8%
30,822		Kroger Co.	2,123,944
10,500		Whole Foods Market, Inc.	501,480
		TOTAL	2,625,424
		Health Care Providers & Services—0.4%
5,000	[1]	HCA, Inc.	370,050
		Health Care Technology—0.5%
5,989	[1]	Cerner Corp.	430,070
		Home Building—0.1%
100	[1]	NVR, Inc.	132,649
		Home Products—0.7%
3,000		Spectrum Brands Holdings, Inc.	274,290
5,000		Tupperware Brands Corp.	334,300
		TOTAL	608,590
		Hotels and Motels—1.3%
6,500		Marriott International, Inc., Class A	520,325
6,200		Wyndham Worldwide Corp.	529,480
1,600		Wynn Resorts Ltd.	177,712
		TOTAL	1,227,517
3

Shares			Value
		COMMON STOCKS—continued
		Industrial Machinery—1.0%
8,362		Dover Corp.	$633,171
1,979		Ingersoll-Rand PLC, Class A	130,297
1,100		Valmont Industries, Inc.	138,622
		TOTAL	902,090
		Insurance—0.4%
3,500		Aon PLC	336,805
		Internet Services—1.0%
2,171	[1]	eBay, Inc.	126,482
12,100		IAC Interactive Corp.	844,822
		TOTAL	971,304
		Internet Software & Services—0.4%
1,500	[1]	LinkedIn Corp.	378,195
		IT Services—0.3%
5,700		Booz Allen Hamilton Holding Corp.	156,750
3,000		Broadridge Financial Solutions	161,760
		TOTAL	318,510
		Life Insurance—1.1%
12,000		Prudential Financial, Inc.	979,200
		Life Sciences Tools & Services—0.2%
2,900	[1]	Quintiles Transnational Holdings, Inc.	191,052
		Magazine Publishing—0.1%
903		McGraw Hill Financial, Inc.	94,183
		Media—1.0%
8,361		Walt Disney Co.	909,008
		Medical Supplies—1.5%
4,800		AmerisourceBergen Corp.	548,640
8,348		Cardinal Health, Inc.	704,070
3,400		Patterson Cos., Inc.	159,647
		TOTAL	1,412,357
		Medical Technology—0.3%
2,500	[1]	Edwards Lifesciences Corp.	316,625
		Miscellaneous Machinery—0.2%
2,100		MSC Industrial Direct Co.	149,226
		Multi-Industry Capital Goods—0.6%
2,139		Acuity Brands, Inc.	357,106
6,500	[1]	HD Supply, Inc.	214,500
		TOTAL	571,606
		Multi-Line Insurance—0.8%
18,000		Allied World Assurance Holdings Ltd.	740,520
		Multiline Retail—0.8%
11,321		Macy's, Inc.	731,676
		Mutual Fund Adviser—0.5%
5,900		Franklin Resources, Inc.	304,204
2,300		Waddell & Reed Financial, Inc., Class A	113,436
		TOTAL	417,640
		Office Equipment—0.7%
28,428		Pitney Bowes, Inc.	635,934
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	638,451
4

Shares			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—2.2%
15,007		Marathon Petroleum Corp.	$1,479,240
6,800		Phillips 66	539,308
		TOTAL	2,018,548
		Oil Refiner—0.2%
2,500		Tesoro Petroleum Corp.	214,575
		Oil Service, Explore & Drill—0.2%
6,800		Patterson-UTI Energy, Inc.	151,980
		Oil Well Supply—0.8%
13,000	[1]	Cameron International Corp.	712,660
		Other Communications Equipment—1.7%
17,281		Skyworks Solutions, Inc.	1,594,172
		Packaged Foods—0.8%
17,200		ConAgra Foods, Inc.	621,780
1,972		Kellogg Co.	124,887
		TOTAL	746,667
		Paint & Related Materials—1.0%
3,497		Sherwin-Williams Co.	972,166
		Paper Products—0.3%
5,200		International Paper Co.	279,344
		Personal & Household—0.3%
5,300		Nu Skin Enterprises, Inc., Class A	299,715
		Personnel Agency—0.3%
4,300		Robert Half International, Inc.	238,435
		Plastic Containers—0.4%
15,128	[1]	Owens-Illinois, Inc.	361,710
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	216,849
		Property Liability Insurance—0.8%
6,906		The Travelers Cos., Inc.	698,266
		Real Estate Investment Trusts—0.1%
2,312		Communications Sales & Leasing, Inc.	69,521
		Restaurants—0.0%
400		Darden Restaurants, Inc.	25,508
		Semiconductor Manufacturing—2.7%
16,138		Broadcom Corp.	713,380
31,631		Intel Corp.	1,029,589
4,900		Microchip Technology, Inc.	233,510
20,600	[1]	Micron Technology, Inc.	579,478
		TOTAL	2,555,957
		Services to Medical Professionals—1.8%
2,825	[1]	Centene Corp.	175,122
7,721	[1]	Express Scripts Holding Co.	667,094
1,225	[1]	Henry Schein, Inc.	167,947
4,492	[1]	Laboratory Corp. of America Holdings	537,064
2,300	[1]	MEDNAX, Inc.	162,794
		TOTAL	1,710,021
		Shipbuilding—1.0%
6,853		Huntington Ingalls Industries, Inc.	901,786
		Shoes—0.3%
3,800	[1]	Deckers Outdoor Corp.	281,200
5

Shares			Value
		COMMON STOCKS—continued
		Soft Drinks—2.6%
19,594		Coca-Cola Enterprises, Inc.	$870,170
11,830		Dr. Pepper Snapple Group, Inc.	882,281
6,822		PepsiCo, Inc.	648,909
		TOTAL	2,401,360
		Software—0.1%
1,413	[1]	Splunk, Inc.	93,746
		Software Packaged/Custom—3.7%
35,613		CA, Inc.	1,131,425
12,296	[1]	Electronic Arts, Inc.	714,275
1,050	[1]	F5 Networks, Inc.	128,121
4,400	[1]	PTC, Inc.	168,696
53,408		Symantec Corp.	1,331,194
		TOTAL	3,473,711
		Specialty Chemicals—0.2%
1,594		Airgas, Inc.	161,440
		Specialty Retailing—4.3%
6,021	[1]	AutoNation, Inc.	370,593
4,766	[1]	Bed Bath & Beyond, Inc.	335,812
5,900		Big Lots, Inc.	268,863
1,713	[1]	Dollar General Corp.	124,552
5,000		Expedia, Inc.	471,150
4,516		GNC Holdings, Inc.	194,414
33,088		Lowe's Cos., Inc.	2,278,440
		TOTAL	4,043,824
		Technology Hardware Storage & Peripherals—2.8%
20,400		EMC Corp.	548,964
19,800		NetApp, Inc.	717,750
3,116		Sandisk Corp.	208,585
7,100	[1]	Teradata Corp.	312,329
8,800		Western Digital Corp.	860,112
		TOTAL	2,647,740
		Telecommunication Equipment & Services—0.6%
2,000	[1]	IPG Photonics Corp.	177,160
5,800		Qualcomm, Inc.	394,400
		TOTAL	571,560
		Telephone Utility—0.0%
1,926	[1]	Windstream Holdings, Inc.	22,496
		Textiles Apparel & Luxury Goods—2.5%
12,800		Coach, Inc.	489,088
4,900	[1]	Fossil, Inc.	411,502
6,900		PVH Corp.	713,115
5,500		Ralph Lauren Corp.	733,755
		TOTAL	2,347,460
		Toys & Games—1.1%
6,494		Hasbro, Inc.	459,710
19,500		Mattel, Inc.	549,120
		TOTAL	1,008,830
		Truck Manufacturing—1.0%
3,000		Cummins, Inc.	414,780
7,386		PACCAR, Inc.	482,675
		TOTAL	897,455
6

Shares			Value
		COMMON STOCKS—continued
		Undesignated Consumer Cyclicals—0.7%
7,400	[1]	Avis Budget Group, Inc.	$400,636
6,300	[1]	Herbalife Ltd.	261,576
3,300		Weight Watchers International, Inc.	28,215
		TOTAL	690,427
		Uniforms—0.7%
8,225		Cintas Corp.	657,589
		TOTAL COMMON STOCKS (IDENTIFIED COST $79,941,918)	91,808,249
		INVESTMENT COMPANY—2.0%
1,884,298	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	1,884,298
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $81,826,216)[4]	93,692,547
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(512,056)
		TOTAL NET ASSETS—100%	$93,180,491
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2015, the cost of investments for federal tax purposes was $81,826,216. The net unrealized appreciation of investments for federal tax purposes was $11,866,331. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,701,909 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,835,578.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees ( the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
7

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Accident & Health Insurance—0.4%
6,287	[1]	Triple-S Management Corp., Class B	$117,693
		Airline - National—1.8%
2,400	[1]	Atlas Air Worldwide Holdings, Inc.	116,976
21,752	[1]	Jet Blue Airways Corp.	446,569
		TOTAL	563,545
		Aluminum—0.4%
1,342		Kaiser Aluminum Corp.	107,857
		Apparel—0.4%
4,971	[1]	Iconix Brand Group, Inc.	130,787
		Auto Original Equipment Manufacturers—1.5%
9,338	[1]	American Axle & Manufacturing Holdings, Inc.	232,796
14,000	[1]	Meritor, Inc.	183,680
502		Strattec Security Corp.	37,685
		TOTAL	454,161
		Biotechnology—3.8%
20,300	[1]	Affymetrix, Inc.	246,239
1,700	[1]	Air Methods Corp.	77,690
2,322	[1]	Anacor Pharmaceuticals, Inc.	122,346
7,118	[1]	Cambrex Corp.	273,972
4,676	[1]	Isis Pharmaceuticals, Inc.	265,222
10,538	[1]	Merrimack Pharmaceuticals, Inc.	116,972
3,400	[1]	Osiris Therapeutics, Inc.	51,578
		TOTAL	1,154,019
		Building Materials—1.2%
6,700		Griffon Corp.	112,627
900	[1]	Trex Co., Inc.	42,228
5,543	[1]	U.S. Concrete, Inc.	201,211
		TOTAL	356,066
		Building Products—0.4%
4,296		Advanced Drainage System, Inc.	120,288
		Cellular Communications—1.1%
27,690	[1]	Intelsat (Luxembourg) S. A., ADR	348,617
		Clothing Stores—0.8%
8,600		American Eagle Outfitters, Inc.	136,826
2,500		Cato Corp., Class A	98,350
		TOTAL	235,176
		Cogeneration—0.3%
4,500	[1]	Headwaters, Inc.	79,110
		Commercial Banks—0.4%
1,200		First Financial Corp.	40,740
4,100		FirstMerit Corp.	79,417
		TOTAL	120,157
		Commercial Services—0.6%
4,400	[1]	Lifelock, Inc.	64,284
1,667	[1]	Parexel International Corp.	105,979
		TOTAL	170,263
1

Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—0.5%
3,209		Innospec, Inc.	$140,233
		Communications Equipment—0.7%
10,835	[1]	Infinera Corp.	203,698
		Computer Networking—0.1%
2,151		Black Box Corp.	42,805
		Computer Peripherals—0.4%
4,500	[1]	Super Micro Computer, Inc.	129,465
		Computer Services—1.8%
2,845	[1]	CACI International, Inc., Class A	251,043
4,392	[1]	Manhattan Associates, Inc.	230,843
1,098		Synnex Corp.	83,997
		TOTAL	565,883
		Computer Stores—1.1%
5,971	[1]	Insight Enterprises, Inc.	170,890
6,869	[1]	PC Connections, Inc.	166,848
		TOTAL	337,738
		Construction & Engineering—1.5%
3,500	[1]	Aegion Corp.	64,470
8,704	[1]	Dycom Industries, Inc.	400,210
		TOTAL	464,680
		Cosmetics & Toiletries—0.9%
3,247	[1]	Helen of Troy Ltd.	284,470
		Crude Oil & Gas Production—0.6%
16,078	[1]	Bill Barrett Corp.	186,505
		Defense Aerospace—0.1%
1,500	[1]	Ducommun, Inc.	45,600
		Diversified Leisure—0.9%
12,194	[1]	Isle of Capri Casinos, Inc.	173,399
2,661	[1]	Pinnacle Entertainment, Inc.	97,818
		TOTAL	271,217
		Education & Training Services—0.3%
2,000	[1]	Strayer Education, Inc.	101,440
		Electric & Electronic Original Equipment Manufacturers—1.1%
5,100		General Cable Corp.	83,181
3,300	[1]	MYR Group, Inc.	96,756
2,100	[1]	Rogers Corp.	152,691
		TOTAL	332,628
		Electric Utility—0.7%
3,184		Idacorp, Inc.	192,091
851		MGE Energy, Inc.	35,299
		TOTAL	227,390
		Electronic Equipment Instruments & Components—0.7%
10,371	[1]	Sanmina Corp.	210,842
		Electronics Stores—1.0%
4,802	[1]	REX American Resources Corp.	303,582
		Ethical Drugs—0.6%
21,100	[1]	SciClone Pharmaceuticals, Inc.	172,387
		Financial Services—4.6%
1,400	[1]	America's Car-Mart, Inc.	71,876
1,500	[1]	CRA International, Inc.	43,800
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
4,862		Deluxe Corp.	$314,814
3,600		Fidelity Southern Corp.	60,480
10,313	[1]	INTL FCStone, Inc.	331,047
4,600		Janus Capital Group, Inc.	82,340
9,058		MainSource Financial Group, Inc.	174,367
17,567		WisdomTree Investments, Inc.	334,476
		TOTAL	1,413,200
		Food Wholesaling—0.4%
13,753	[1]	SUPERVALU, Inc.	120,889
		Furniture—0.7%
4,259		Kimball International, Inc., Class B	43,101
5,700	[1]	Select Comfort Corp.	175,674
		TOTAL	218,775
		Generic Drugs—1.0%
5,291	[1]	Lannett Co., Inc.	304,232
		Grocery Chain—0.7%
5,191		Ingles Markets, Inc., Class A	217,295
		Health Care—0.3%
10,800	[1]	Radnet, Inc.	90,504
		Health Care Equipment & Supplies—0.4%
4,000	[1]	Merit Medical Systems, Inc.	77,640
1,052	[1]	Zeltiq Aesthetics, Inc.	32,296
		TOTAL	109,936
		Industrial Machinery—1.2%
9,719		Actuant Corp.	231,507
11,100	[1]	Blount International, Inc.	147,186
		TOTAL	378,693
		Insurance—0.4%
5,500		Fidelity & Guaranty Life	123,090
		Insurance Brokerage—0.3%
1,800		AmTrust Financial Services, Inc.	107,046
		International Bank—0.3%
2,800		Preferred Bank Los Angeles, CA	78,904
		Internet Services—0.3%
7,500	[1]	DHI Group, Inc.	57,000
2,000	[1]	Web.com Group, Inc.	36,740
		TOTAL	93,740
		IT Services—0.4%
1,564	[1]	Cardtronics, Inc.	59,010
1,500	[1]	Luxoft Holding, Inc.	77,745
		TOTAL	136,755
		Jewelry Stores—0.2%
1,700		Movado Group, Inc.	49,776
		Life Insurance—1.2%
4,664		American Equity Investment Life Holding Co.	125,695
2,600		Primerica, Inc.	120,172
4,668		Symetra Financial Corp.	110,865
		TOTAL	356,732
		Machinery—0.6%
3,800		Douglas Dynamics, Inc.	82,650
3

Shares			Value
		COMMON STOCKS—continued
		Machinery—continued
1,270		Hyster-Yale Materials Handling, Inc.	$93,142
		TOTAL	175,792
		Medical Supplies—0.3%
5,200		PetMed Express, Inc.	82,316
		Medical Technology—2.3%
3,200		Abaxis, Inc.	204,800
3,062	[1]	Abiomed, Inc.	193,580
8,300	[1]	Natus Medical, Inc.	312,993
		TOTAL	711,373
		Mini-Mill Producer—0.7%
12,692		Commercial Metals Corp.	210,687
		Miscellaneous Communications—1.3%
2,500	[1]	Constant Contact, Inc.	87,125
10,017		West Corp.	310,026
		TOTAL	397,151
		Miscellaneous Components—0.9%
6,000	[1]	Amkor Technology, Inc.	42,180
16,500	[1]	Qlogic Corp.	242,550
		TOTAL	284,730
		Miscellaneous Machinery—0.4%
6,900		Briggs & Stratton Corp.	134,895
		Mortgage and Title—0.2%
1,420		First American Financial Corp.	49,402
		Multi-Line Insurance—1.8%
8,215		CNO Financial Group, Inc.	139,655
2,975		FBL Financial Group, Inc., Class A	173,353
8,700		Maiden Holdings Ltd.	126,411
1,600	[1]	Navigators Group, Inc.	124,880
		TOTAL	564,299
		Multiline Retail—1.0%
6,130	[1]	Burlington Stores, Inc.	316,124
		Office Furniture—1.0%
4,160		HNI Corp.	194,022
5,393		Knoll, Inc.	122,799
		TOTAL	316,821
		Office Supplies—1.1%
16,260	[1]	Acco Brands Corp.	127,966
10,635		Ennis Business Forms, Inc.	163,566
1,260		United Stationers, Inc.	51,169
		TOTAL	342,701
		Oil Refiner—0.6%
4,800		Delek US Holdings, Inc.	177,216
		Oil Service, Explore & Drill—1.5%
61,350	[1]	Pioneer Energy Services Corp.	457,057
5,100	[1]	Willbros. Group, Inc.	12,750
		TOTAL	469,807
		Optical Reading Equipment—0.3%
2,229	[1]	ScanSource, Inc.	88,826
		Other Communications Equipment—0.4%
3,800	[1]	Netgear, Inc.	115,026
4

Shares			Value
		COMMON STOCKS—continued
		Other Steel Producer—0.2%
1,300		L.B. Foster Co.	$55,549
		Other Tobacco Products—0.8%
5,375		Schweitzer-Mauduit International, Inc.	237,629
		Paper Products—0.2%
3,400	[1]	Xerium Technologies, Inc.	60,452
		Personal Loans—1.5%
3,300		Cash America International, Inc.	85,536
1,611	[1]	Credit Acceptance Corp.	380,518
		TOTAL	466,054
		Personnel Agency—1.5%
9,800	[1]	AMN Healthcare Services, Inc.	223,538
3,695		Maximus, Inc.	236,517
		TOTAL	460,055
		Pharmaceuticals—0.9%
2,400	[1]	Phibro Animal Health Corp.	76,224
11,400	[1]	Sucampo Pharmaceuticals, Inc., Class A	202,464
		TOTAL	278,688
		Poultry Products—1.4%
3,200		Pilgrim's Pride Corp.	79,040
4,503		Sanderson Farms, Inc.	338,265
		TOTAL	417,305
		Printed Circuit Boards—0.2%
8,347	[1]	Sigma Designs, Inc.	66,693
		Printing—0.6%
2,792		Multi-Color Corp.	175,282
		Professional Services—0.7%
4,726		Insperity, Inc.	227,604
		Property Liability Insurance—1.6%
2,376		HCI Group, Inc.	103,546
6,200		Selective Insurance Group, Inc.	167,028
8,800		Universal Insurance Holdings, Inc.	211,376
		TOTAL	481,950
		Railroad—0.9%
3,100		Freightcar America, Inc.	80,879
3,274		Greenbrier Cos., Inc.	188,877
		TOTAL	269,756
		Recreational Goods—0.4%
6,600	[1]	Nautilus, Inc.	110,946
		Regional Banks—8.1%
2,040		Arrow Financial Corp.	53,162
1,200		BancFirst Corp.	69,264
5,000		Cathay Bancorp, Inc.	142,900
6,156		Enterprise Financial Services Corp.	126,383
2,099		Financial Institutions, Inc.	49,431
600		First Business Financial Services, Inc.	27,252
4,400		First Interstate BancSystem, Inc., Class A	119,064
5,100		First Merchants Corp.	115,107
5,200		First Midwest Bancorp, Inc.	88,920
2,300		Flushing Financial Corp.	44,068
3,902		Great Southern Bancorp, Inc.	153,817
5,168		Hancock Holding Co.	150,441
5

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
2,500		Heartland Financial USA, Inc.	$86,025
2,500		Metro Bancorp, Inc.	64,100
4,200		MidSouth Bancorp, Inc.	54,474
18,237		OFG Bancorp.	256,945
1,800		Sandy Spring Bancorp, Inc.	46,908
7,700		United Community Banks, Inc.	143,297
2,000		Univest Corp.	39,020
1,191		Washington Trust Bancorp	44,091
5,700	[1]	Western Alliance Bancorp	176,244
8,611		Wintrust Financial Corp.	419,700
		TOTAL	2,470,613
		Restaurant—1.1%
2,515		Cracker Barrel Old Country Store, Inc.	333,187
		Restaurants—1.3%
2,980		Jack in the Box, Inc.	258,575
4,822		Sonic Corp.	138,150
		TOTAL	396,725
		Rubber—0.8%
6,083		Cooper Tire & Rubber Co.	258,467
		Savings & Loan—2.8%
2,059		Banner Corp.	93,108
8,836		Berkshire Hills Bancorp, Inc.	247,496
4,984		First Defiance Financial Corp.	174,440
6,448		Provident Financial Holdings, Inc.	106,715
2,490		WSFS Financial Corp.	177,213
1,432		Webster Financial Corp. Waterbury	51,309
		TOTAL	850,281
		Securities Brokerage—0.7%
7,246	[1]	Investment Technology Group, Inc.	206,439
		Semiconductor Distribution—0.1%
4,200	[1]	Ultra Clean Holdings, Inc.	25,242
		Semiconductor Manufacturing—2.0%
3,300	[1]	Cabot Microelectronics Corp.	156,090
15,264	[1]	Integrated Device Technology, Inc.	277,652
3,489		Monolithic Power Systems	180,835
		TOTAL	614,577
		Semiconductor Manufacturing Equipment—0.8%
6,669		Tessera Technologies, Inc.	240,818
		Semiconductors & Semiconductor Equipment—0.9%
3,627	[1]	Ambarella, Inc.	265,315
		Services to Medical Professionals—0.9%
3,264	[1]	Bio-Reference Laboratories, Inc.	108,104
4,200	[1]	MedAssets, Inc.	85,008
1,200	[1]	Team Health Holdings, Inc.	71,484
		TOTAL	264,596
		Shoes—0.8%
2,750	[1]	Skechers USA, Inc., Class A	247,280
		Soft Drinks—0.3%
800		Coca-Cola Bottling Co.	90,400
		Software—0.3%
3,736	[1]	Infoblox, Inc.	88,020
6

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—4.0%
4,781	[1]	Barracuda Networks, Inc.	$193,774
6,501		CSG Systems International, Inc.	189,309
8,006		Ebix, Inc.	218,484
2,530	[1]	ePlus, Inc.	209,889
2,910		Marketaxess Holdings, Inc.	249,823
3,500	[1]	Qualys, Inc.	173,320
		TOTAL	1,234,599
		Specialty Chemicals—0.9%
1,576		Chemed Corp.	181,634
4,265	[1]	Kraton Performance Polymers, Inc.	96,133
		TOTAL	277,767
		Specialty Retailing—3.0%
2,483	[1]	Asbury Automotive Group, Inc.	208,647
3,000	[1]	Barnes & Noble, Inc.	65,700
9,608	[1]	Build-A-Bear Workshop, Inc.	177,075
4,622		Outerwall, Inc.	307,039
3,200		Stage Stores, Inc.	61,792
1,500	[1]	Stamps.com, Inc.	92,835
		TOTAL	913,088
		Telecommunication Equipment & Services—1.9%
9,881	[1]	NeuStar, Inc., Class A	296,430
22,255	[1]	Polycom, Inc.	290,428
		TOTAL	586,858
		Thrifts & Mortgage Finance—0.2%
6,380	[1]	MGIC Investment Corp.	66,480
		Truck Manufacturing—0.6%
12,100	[1]	Wabash National Corp.	169,642
		Undesignated Consumer Cyclicals—1.3%
46,925		Weight Watchers International, Inc.	401,209
		Undesignated Consumer Staples—0.9%
4,500	[1]	Medifast, Inc.	135,000
1,300	[1]	USANA, Inc.	147,862
		TOTAL	282,862
		Wireless Communications—0.4%
2,500		InterDigital, Inc.	136,800
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,274,202)	29,944,263
		INVESTMENT COMPANY—2.1%
655,831	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	655,831
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $28,930,033)[4]	30,600,094
		OTHER ASSETS AND LIABILITIES -NET—0.0%[5]	(2,747)
		TOTAL NET ASSETS—100%	$30,597,347
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At April 30, 2015, the cost of investments for federal tax purposes was $28,930,033. The net unrealized appreciation of investments for federal tax purposes was $1,670,061. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,706,572 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,036,511.
5	Assets, other than investments in securities, less liabilities.
7

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees ( the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used througout this portfolio:
ADR—American Depositary Receipt
8
Federated MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Aerospace & Defense—0.3%
3,002	[1]	Astronics Corp.	$202,065
		Airline - Regional—0.5%
4,668		Alaska Air Group, Inc.	299,032
439		Allegiant Travel Co.	67,501
		TOTAL	366,533
		Apparel—2.0%
3,129	[1]	Ann Inc.	118,464
6,108		Columbia Sportswear Co.	382,972
1,463	[1]	G-III Apparel Group Ltd.	162,656
11,000	[1]	Iconix Brand Group, Inc.	289,410
1,436		Oxford Industries, Inc.	114,090
10,033	[1]	Zumiez, Inc.	318,146
		TOTAL	1,385,738
		Auto Original Equipment Manufacturers—2.2%
24,603	[1]	American Axle & Manufacturing Holdings, Inc.	613,353
11,219		Dana Holding Corp.	241,994
5,098	[1]	Gentherm, Inc.	268,817
31,357	[1]	Meritor, Inc.	411,404
		TOTAL	1,535,568
		Biotechnology—5.6%
3,079	[1]	Air Methods Corp.	140,710
4,168	[1]	Anika Therapeutics, Inc.	142,212
22,696	[1]	Cambrex Corp.	873,569
19,512	[1]	Isis Pharmaceuticals, Inc.	1,106,721
9,100	[1]	NewLink Genetics Corp.	405,860
6,954	[1]	Oncomed Pharmaceuticals, Inc.	166,757
2,898	[1]	Ophthotech Corp.	131,222
1,900	[1]	Puma Biotechnology, Inc.	343,102
21,273	[1]	Repligen Corp.	627,766
		TOTAL	3,937,919
		Building Materials—1.3%
2,470	[1]	Drew Industries, Inc.	139,975
10,333	[1]	U.S. Concrete, Inc.	375,088
3,612		Watsco, Inc.	434,487
		TOTAL	949,550
		Building Products—0.4%
9,549		Advanced Drainage System, Inc.	267,372
		Carpets—0.1%
3,614		Interface, Inc.	78,532
		Clothing Stores—0.2%
3,308		Cato Corp., Class A	130,137
		Cogeneration—0.1%
3,979	[1]	Headwaters, Inc.	69,951
		Commercial Services—0.1%
4,928	[1]	Lifelock, Inc.	71,998
1

Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—0.2%
3,208		Stepan Co.	$163,383
		Communications Equipment—2.0%
38,265	[1]	Infinera Corp.	719,382
50,705	[1]	Polycom, Inc.	661,700
		TOTAL	1,381,082
		Computer Services—1.9%
4,463		Fair Isaac & Co., Inc.	394,797
17,285	[1]	Manhattan Associates, Inc.	908,500
15,030	[1]	Merge Technologies, Inc.	74,699
		TOTAL	1,377,996
		Computer Stores—0.3%
6,322	[1]	Insight Enterprises, Inc.	180,936
		Construction & Engineering—1.1%
16,898	[1]	Dycom Industries, Inc.	776,970
		Containers & Packaging—0.7%
14,000	[1]	Berry Plastics Group, Inc.	479,080
		Contracting—0.2%
3,000	[1]	Team, Inc.	117,240
		Cosmetics & Toiletries—0.7%
5,798	[1]	Helen of Troy Ltd.	507,963
		Crude Oil & Gas Production—0.3%
1,227	[1]	Clayton Williams Energy, Inc.	68,307
19,484		W&T Offshore, Inc.	125,282
		TOTAL	193,589
		Dairy Products—0.6%
9,784		Cal-Maine Foods, Inc.	437,443
		Defense Aerospace—0.7%
3,833		Kaman Corp., Class A	159,874
3,005	[1]	Teledyne Technologies, Inc.	315,435
		TOTAL	475,309
		Diversified Leisure—0.3%
6,160	[1]	Pinnacle Entertainment, Inc.	226,442
		Education & Training Services—1.1%
3,960	[1]	American Public Education, Inc.	110,444
3,284		Capella Education Co.	177,434
4,628	[1]	Grand Canyon Education, Inc.	209,556
5,812	[1]	Strayer Education, Inc.	294,785
		TOTAL	792,219
		Electric & Electronic Original Equipment Manufacturers—0.4%
6,862	[1]	Generac Holdings, Inc.	286,077
		Electrical Equipment—0.4%
1,863		EnerSys, Inc.	126,497
6,330	[1]	Rofin-Sinar Technologies, Inc.	149,768
		TOTAL	276,265
		Electronic Equipment Instruments & Components—0.1%
3,587	[1]	Newport Corp.	68,404
		Electronics Stores—0.8%
9,522	[1]	REX American Resources Corp.	601,981
		Financial Services—2.5%
11,368		Deluxe Corp.	736,078
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
53,438		WisdomTree Investments, Inc.	$1,017,459
		TOTAL	1,753,537
		Furniture—1.1%
7,783		Ethan Allen Interiors, Inc.	188,504
19,414	[1]	Select Comfort Corp.	598,340
		TOTAL	786,844
		Generic Drugs—2.4%
15,500	[1]	Impax Laboratories, Inc.	701,530
17,044	[1]	Lannett Co., Inc.	980,030
		TOTAL	1,681,560
		Grocery Chain—0.4%
3,050		Casey's General Stores, Inc.	250,649
		Health Care Equipment & Supplies—1.3%
11,392	[1]	Surgical Care Affiliates, Inc.	429,478
15,702	[1]	Zeltiq Aesthetics, Inc.	482,052
		TOTAL	911,530
		Home Products—0.6%
6,149		Tupperware Brands Corp.	411,122
		Hotels Restaurants & Leisure—0.7%
21,539	[1]	Boyd Gaming Corp.	284,315
6,475	[1]	Diamond Resorts International, Inc.	207,265
		TOTAL	491,580
		Industrial Machinery—0.9%
7,900		Altra Holdings, Inc.	208,323
5,100		Hyster-Yale Materials Handling, Inc.	374,034
3,542		Twin Disc, Inc.	63,721
		TOTAL	646,078
		Insurance Brokerage—0.9%
9,785		AmTrust Financial Services, Inc.	581,914
5,465	[1]	eHealth, Inc.	67,001
		TOTAL	648,915
		Internet & Catalog Retail—0.2%
2,193		HSN, Inc.	136,887
		Internet Services—0.7%
4,661	[1]	Travelzoo, Inc.	61,246
23,000	[1]	Web.com Group, Inc.	422,510
		TOTAL	483,756
		Internet Software & Services—0.8%
2,556	[1]	GrubHub, Inc.	105,230
7,699	[1]	LogMeIn, Inc.	494,122
		TOTAL	599,352
		IT Services—1.1%
3,450	[1]	Blackhawk Network Holdings, Inc., Class B	126,649
1,948	[1]	Cardtronics, Inc.	73,498
8,487	[1]	EPAM Systems, Inc.	549,194
		TOTAL	749,341
		Jewelry Stores—0.1%
2,431		Movado Group, Inc.	71,180
		Machinery—0.6%
28,784	[1]	Wabash National Corp.	403,552
3

Shares			Value
		COMMON STOCKS—continued
		Media—0.1%
2,968	[1,2]	Townsquare Media LLC	$40,543
		Medical Supplies—0.4%
2,152		Landauer, Inc.	69,424
4,496		Owens & Minor, Inc.	151,605
4,281		PetMed Express, Inc.	67,768
		TOTAL	288,797
		Medical Technology—3.8%
10,000		Abaxis, Inc.	640,000
9,972	[1]	Abiomed, Inc.	630,430
16,151	[1]	MedAssets, Inc.	326,896
20,250	[1]	Natus Medical, Inc.	763,627
5,381	[1]	Thoratec Laboratories Corp.	215,832
4,295	[1]	Vascular Solutions, Inc.	137,698
		TOTAL	2,714,483
		Metal Fabrication—0.6%
15,038		Worthington Industries, Inc.	406,477
		Miscellaneous Communications—0.8%
18,000		West Corp.	557,100
		Miscellaneous Metals—0.2%
4,483		Materion Corp.	179,275
		Multi-Industry Basic—0.4%
14,999		Graphic Packaging Holding Co.	211,486
3,609		Olin Corp.	106,574
		TOTAL	318,060
		Multi-Industry Transportation—0.2%
4,930		Brinks Co. (The)	130,497
		Multiline Retail—1.0%
13,100	[1]	Burlington Stores, Inc.	675,567
		Office Furniture—1.8%
16,327		HNI Corp.	761,491
20,961		Knoll, Inc.	477,282
		TOTAL	1,238,773
		Office Supplies—0.7%
793		MSA Safety, Inc.	36,272
11,631		United Stationers, Inc.	472,335
		TOTAL	508,607
		Oil Refiner—1.0%
8,100		Alon USA Energy, Inc.	130,329
13,300		Delek US Holdings, Inc.	491,036
1,553		Western Refining, Inc.	68,410
		TOTAL	689,775
		Oil Service, Explore & Drill—1.8%
58,306	[1]	Basic Energy Services, Inc.	594,138
20,721	[1]	PetroQuest Energy, Inc.	55,532
79,010	[1]	Pioneer Energy Services Corp.	588,625
		TOTAL	1,238,295
		Oil Well Supply—0.6%
9,098		Carbo Ceramics, Inc.	402,405
		Other Communications Equipment—0.3%
8,124	[1]	Netgear, Inc.	245,913
4

Shares			Value
		COMMON STOCKS—continued
		Paper & Forest Products—0.3%
7,475		Kapstone Paper and Packaging Corp.	$208,926
		Paper Products—0.2%
1,733	[1]	Clearwater Paper Corp.	110,860
		Personal Loans—1.7%
5,177		Cash America International, Inc.	134,188
3,800	[1]	Credit Acceptance Corp.	897,560
2,353	[1]	World Acceptance Corp.	199,111
		TOTAL	1,230,859
		Personnel Agency—1.6%
22,700	[1]	AMN Healthcare Services, Inc.	517,787
9,800		Maximus, Inc.	627,298
		TOTAL	1,145,085
		Pharmaceuticals—1.9%
10,500	[1]	Anacor Pharmaceuticals, Inc.	553,245
38,014	[1]	Merrimack Pharmaceuticals, Inc.	421,955
20,623	[1]	Sucampo Pharmaceuticals, Inc., Class A	366,265
		TOTAL	1,341,465
		Photo-Optical Component-Equipment—0.7%
7,794		Cognex Corp.	349,873
2,997	[1]	Coherent, Inc.	179,820
		TOTAL	529,693
		Plastic—0.4%
8,041		Polyone Corp.	314,001
		Poultry Products—1.6%
15,200		Pilgrim's Pride Corp.	375,440
10,304		Sanderson Farms, Inc.	774,036
		TOTAL	1,149,476
		Printing—0.4%
4,095		Multi-Color Corp.	257,084
		Professional Services—0.7%
10,593		Insperity, Inc.	510,159
		Property Liability Insurance—1.0%
6,415		HCI Group, Inc.	279,566
16,400		Universal Insurance Holdings, Inc.	393,928
		TOTAL	673,494
		Railroad—0.9%
11,251		Greenbrier Cos., Inc.	649,070
		Recreational Goods—0.7%
11,902	[1]	Nautilus, Inc.	200,072
5,096		Sturm Ruger & Co., Inc.	279,312
		TOTAL	479,384
		Regional Banks—1.1%
24,100	[1]	Western Alliance Bancorp	745,172
		Resorts—0.1%
712		Vail Resorts, Inc.	70,638
		Restaurant—0.1%
6,749	[1]	Denny's Corp.	70,257
		Restaurants—2.5%
6,093		Cracker Barrel Old Country Store, Inc.	807,200
7,139		Jack in the Box, Inc.	619,451
5

Shares			Value
		COMMON STOCKS—continued
		Restaurants—continued
11,449		Sonic Corp.	$328,014
		TOTAL	1,754,665
		Semiconductor Distribution—0.8%
4,500	[1]	Tyler Technologies, Inc.	548,775
		Semiconductor Manufacturing—3.3%
8,512	[1]	Cabot Microelectronics Corp.	402,618
7,602	[1]	Cirrus Logic, Inc.	256,796
45,022	[1]	Integrated Device Technology, Inc.	818,950
9,800		Monolithic Power Systems	507,934
6,261	[1]	Plexus Corp.	269,536
1,450	[1]	Silicon Laboratories, Inc.	74,921
		TOTAL	2,330,755
		Semiconductor Manufacturing Equipment—1.8%
22,757		Mentor Graphics Corp.	544,575
18,687		Tessera Technologies, Inc.	674,787
7,155	[1]	Xcerra Corp.	70,334
		TOTAL	1,289,696
		Semiconductors & Semiconductor Equipment—1.4%
11,423	[1]	Ambarella, Inc.	835,592
2,400	[1]	Cavium Networks, Inc.	155,496
		TOTAL	991,088
		Services to Medical Professionals—3.3%
12,691	[1]	Bio-Reference Laboratories, Inc.	420,326
9,102	[1]	Centene Corp.	564,233
5,563	[1]	Molina Healthcare, Inc.	329,496
11,923	[1]	Team Health Holdings, Inc.	710,253
6,700	[1]	WebMD Health Corp., Class A	295,805
		TOTAL	2,320,113
		Shoes—1.6%
5,401	[1]	Genesco, Inc.	365,053
8,401	[1]	Skechers USA, Inc., Class A	755,418
		TOTAL	1,120,471
		Software—1.6%
5,833	[1]	Ellie Mae, Inc.	320,815
14,771	[1]	Gigamon, Inc.	434,710
14,869	[1]	Infoblox, Inc.	350,314
		TOTAL	1,105,839
		Software Packaged/Custom—5.6%
6,503	[1]	Aspen Technology, Inc.	288,668
13,955	[1]	Barracuda Networks, Inc.	565,596
18,919		CSG Systems International, Inc.	550,921
7,869	[1]	Constant Contact, Inc.	274,235
8,900		Marketaxess Holdings, Inc.	764,065
1,540	[1]	MicroStrategy, Inc., Class A	280,465
4,517		Quality Systems, Inc.	70,443
10,473	[1]	Qualys, Inc.	518,623
7,440	[1]	Take-Two Interactive Software, Inc.	176,328
17,000	[1]	VASCO Data Security International, Inc.	432,140
		TOTAL	3,921,484
		Specialty Chemicals—1.0%
6,233		Chemed Corp.	718,353
6

Shares			Value
		COMMON STOCKS—continued
		Specialty Retail—1.3%
15,656	[1]	Build-A-Bear Workshop, Inc.	$288,540
10,000		Outerwall, Inc.	664,300
		TOTAL	952,840
		Specialty Retailing—2.2%
8,562	[1]	Asbury Automotive Group, Inc.	719,465
2,538		Children's Place, Inc./The	153,955
4,660		Finish Line, Inc., Class A	114,310
3,460		GNC Holdings, Inc.	148,953
3,445	[1]	Kirkland's, Inc.	81,784
5,667		Penske Automotive Group, Inc.	276,606
5,100	[1]	Vera Bradley, Inc.	72,624
		TOTAL	1,567,697
		Technology Hardware Storage & Peripherals—0.4%
9,200	[1]	Super Micro Computer, Inc.	264,684
		Telecommunication Equipment & Services—1.6%
7,003		Adtran, Inc.	116,320
3,823		Alliance Fiber Optic Products, Inc.	70,190
4,947	[1]	CIENA Corp.	105,371
5,601	[1]	MagicJack VocalTec Ltd .	36,407
21,730	[1]	NeuStar, Inc., Class A	651,900
17,849	[1]	Sonus Networks, Inc.	141,364
		TOTAL	1,121,552
		Thrifts & Mortgage Finance—0.2%
13,694	[1]	MGIC Investment Corp.	142,691
		Undesignated Consumer Cyclicals—1.5%
10,093	[1]	Parexel International Corp.	641,663
53,133		Weight Watchers International, Inc.	454,287
		TOTAL	1,095,950
		Undesignated Consumer Staples—1.3%
14,100	[1]	Medifast, Inc.	423,000
4,640	[1]	USANA, Inc.	527,754
		TOTAL	950,754
		Wireless Communications—0.8%
10,100		InterDigital, Inc.	552,672
		TOTAL COMMON STOCKS (IDENTIFIED COST $62,715,292)	69,233,894
		INVESTMENT COMPANY—2.0%
1,401,068	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	1,401,068
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $64,116,360)[4]	70,634,962
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(140,445)
		TOTAL NET ASSETS—100%	$70,494,517
1	Non-income-producing security.
2	Affiliated company and holding.
Transactions involving the affiliated company during the period ended April 30, 2015, were as follows:

Affiliates	Balance of Shares Held 7/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend Income
Townsquare Media LLC	—	2,968	—	2,968	$40,543	$—
7

3	7-day net yield.
4	At April 30, 2015, the cost of investments for federal tax purposes was $64,116,360. The net unrealized appreciation of investments for federal tax purposes was $6,518,602. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,801,262 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,282,660.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees ( the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015